IMPAIRMENT TESTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of Goodwill Impairment Assumptions
The terminal growth rate represents the long-term average growth rate of the fixed-line communications services business. The key assumptions used are as follows:

	As of December 31,
	2018	2019	2020
Terminal growth rate	1.0%	1.0%	1.0%
After-tax discount rate	9.5%	8%	7.5%
Pre-tax discount rate	11.5%	9.6%	9.0%

The key assumptions used are as follows:

March 31, 2020
Terminal growth rate	1.0%
After-tax discount rate	8.25%
Pre-tax discount rate	9.9%